File No. 333-117623

                   As filed with the SEC on February 23, 2005
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
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                           Pre-Effective Amendment No.
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                         Post-Effective Amendment No. 1
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                        (Check appropriate box or boxes)

                     FEDERATED WORLD INVESTMENT SERIES, INC.
               (Exact Name of Registrant as Specified in Charter)

                                 (412) 288-1900
                        (Area Code and Telephone Number)
                            Federated Investors Funds
                              5800 Corporate Drive
                            Pittsburgh, PA 15237-7000
                    (Address of Principal Executive Offices)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                            Pittsburgh, PA 15222-3779
                     (Name and Address of Agent for Service)

                                   Copies to:

                           Matthew G. Maloney, Esquire
                     Dickstein Shapiro Morin & Oshinsky, LLP
                                2101 L Street, NW
                            Washington, DC 20037-1526
                                 (202) 828-2218

              It is proposed that this filing will become effective
                immediately upon filing pursuant to Rule 485(b).


No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.




PART C.    OTHER INFORMATION.

Item 15.  Indemnification:  (24)

Item 16.  Exhibits

1.1   Conformed copy of Articles of Incorporation of the Registrant (1)
1.2   Conformed copy of Amendment No. 5 to the Articles of Incorporation (5)
1.3   Conformed copy of Amendment No. 7 to the Articles of Incorporation (15)
1.4   Conformed copy of Amendment No. 8 to the Articles of Incorporation (15)
1.5   Conformed copy of Amendment No. 9 to the Articles of Incorporation (16)
1.6   Conformed copy of Amendment Nos. 10-11 to the Articles of Incorporation
      (17)
1.7   Conformed copy of Amendment No. 12 to the Articles of Incorporation (18)
1.8 Conformed copy of Amendment No. 13 to the Articles of Incorporation of the Registrant; (21)
1.9 Conformed copy of Amendment No. 14 to the Articles of Incorporation of the Registrant; (21)
1.10 Conformed copy of Amendments 15-18 to the Articles of Incorporation of the Registrant; (23)

2.1   Copy of By-laws of the Registrant (1)
2.2   Copy of Amendment #1 to the By-Laws of the Registrant (15)
2.3   Copy of Amendment #2 to the By-Laws of the Registrant (15)
2.4   Copy of Amendment #3 to the By-Laws of the Registrant (15)
2.5   Copy of Amendment No. 4 to the By-Laws of the Registrant; (21)
2.6   Copy of Amendment No. 5 to the By-Laws of the Registrant; (23)

3.    Not Applicable

4.1 Conformed copy of Agreement and Plan of Reorganization dated August 6, 2004 between the Corporation, on behalf of the Federated International Value Fund, and the Corporation, on behalf of the Federated Global Value Fund*
4.2 Conformed copy of Agreement and Plan of Reorganization dated August 6, 2004 between the Corporation, on behalf of the Federated International Capital Appreciation Fund, and the Corporation, on behalf of the Federated European Equity Fund*

5. Copies of Specimen Certificates for Shares of Capital Stock of Federated World Utility Fund, Federated Global Value Fund, Federated Emerging Markets Fund, Federated European Growth Fund, Federated International Small Company Fund, and Federated Latin American Growth Fund (7)
5.1 Copies of Specimen Certificates for Shares Beneficial Interest of Federated International High Income Fund (8)

6.1 Conformed copy of Investment Advisory Contract of the Registrant through and including Exhibit F thereto (5)
6.2   Conformed copy of Assignment of Investment Advisory Contract (3)
6.3 Conformed copy of Exhibit G to Investment Advisory Contract of the Registrant (8)
6.4 Conformed copy of Exhibit H to Investment Advisory Contract of the Registrant (10)
6.5 Conformed copy of Exhibit I to Investment Advisory Contract of the Registrant (13)
6.6 Conformed copy of Exhibit J to Investment Advisory Contract of the Registrant (14)
6.7   Conformed copy of Sub-Advisory Agreement of the Registrant (14)
6.8   Conformed copy of Sub-Advisor Agreement for Federated Global Equity
      Fund (19)
6.9 Conformed copy of Amendment to Investment Advisory Contract between Federated World Investment Series, Inc. and Federated Global Investment Management Corp.; (21)
6.10 Conformed copy of Assignment of Investment Advisory Contract for Federated International High Income Fund; (23)
6.11 Amendment to Sub-Advisory Agreement between Federated Investment Management Company and Federated Global Investment Management Corp.;
      (23)

7.1 Conformed copy of Distributor's Contract of the Registrant through and including Exhibit S thereto (5)
7.2 Conformed copy of Exhibits T, U, and V to the Distributor's Contract of the Registrant (8)
7.3 Conformed copy of Exhibits W, X, and Y to the Distributor's Contract of the Registrant (9)
7.4 Conformed copy of Exhibit Z and Exhibit AA to the Distributor's Contract of the Registrant (13)
7.5 Conformed copy of Exhibit BB and Exhibit CC to Distributor's Contract of the Registrant; (14)
7.6 Conformed copy of Distributor's Contract of the Registrant (Class B Shares) (14)
7.7   Copy of Schedule A to Distributor's Contract (Class B Shares) (16)
7.8 Conformed copy of Amendment to Distributor's Contract of the Registrant (Class B Shares)
7.9 Conformed copy of Amendment to Distributor's Contract of the Registrant (Class B Shares); (21)
7.10 The Registrant hereby incorporates the conformed copy of the Specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan/Trustee Mutual Funds Service Agreement from Item 23(e) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269)
8.    Not Applicable

9.1   Conformed copy of Custodian Agreement of the Registrant (3)
9.2   Conformed copy of Custodian Fee Schedule (10)
9.3   Addendum to Custodian Fee Schedule (10)
9.4   Conformed copy of Domestic Custodian Fee Schedule (11)
9.5   Conformed copy of Global Custodian Fee Schedule (11)
9.6   Addendum to Global Custodian Fee Schedule (11)

10.1 Conformed copy of the Distribution Plan of the Registrant through and including Exhibit R thereto (5)
10.2 Conformed copy of Exhibits S, T, and U to the Rule 12b-1 Distribution Plan of the Registrant (8)
10.3 Conformed copy of Exhibits V, W, and X to the Rule 12b-1 Distribution Plan of the Registrant (9)
10.4 Conformed copy of Exhibit Y and Z to the 12b-1 Distribution Plan of the Registrant (13)
10.5 Conformed copy of Exhibit AA and Exhibit BB to the 12b-1 Distribution Plan of the
      Registrant (14)
10.6 Copy of Schedule A to the Distribution Plan (Class B Shares) of the Registrant (16)

11. Form of Opinion and Consent of Counsel regarding legality of shares being issued (24)
12.1  Conformed copy of Opinion regarding tax consequences of Reorganization*
12.2  Conformed copy of Opinion regarding tax consequences of Reorganization*

13.1  Conformed copy of Amended and Restated Shareholder Services Agreement
(14)
13.2 Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Transfer Agency Services, and Custody Services Procurement
      (14)
13.3 Conformed copy of Principal Shareholder Servicer's Agreement (Class B Shares) (14)
13.4  Conformed copy of Shareholder Services Agreement (Class B Shares) (14)
13.5 The responses described in Item 23(e)(viii) are hereby incorporated by reference.
13.6  Copy of Schedule A to Shareholder Services Agreement (Class B Shares)
      (16)
13.7  Copy of Schedule A to Principal Servicer's Agreement (Class B Shares)
      (16)
13.8  Copy of Amended and Restated Shareholder Services Agreement Exhibit (16)
13.9 The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 23(h)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375)
13.10 The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services from
      Item 23 (h) (vix) of the Federated Index Trust Registration
      Statement on Form N-1A, filed with the Commission on December
      30, 2003. (File Nos. 33-33852 and 811-6061).

14. Conformed copy of Consent of Independent Auditors of Federated World Investment Series, Inc., Ernst & Young LLP (24)

15.   Not Applicable

16.   Conformed copy of Power of Attorney (17)
16.1  Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant (21)
16.2  Conformed copy of Power of Attorney of President and Vice
                              Chairman of the Registrant (21)

17.1  Form of Proxy of Federated Global Value Fund (24)
17.2  Form of Proxy of Federated European Equity Fund (24)
17.3  Ballot for Federated Global Value Fund (24)
17.4  Ballot for Federated European Equity Fund (24)

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*     Filed electronically.


1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-52149 and 811-7141)


3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 25, 1994. (File Nos. 33-52149 and 811-7141)


5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 26, 1996. (File Nos. 33-52149 and 811-7141)


7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed July 31, 1996. (File Nos. 33-52149 and 811-7141)


8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 30, 1997. (File Nos. 33-52149 and 811-7141)


9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed May 21, 1997. (File Nos. 33-52149 and 811-7141)


10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed November 26, 1997. (File Nos. 33-52149 and 811-7141)


11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 23, 1997. (File Nos. 33-52149 and 811-7141)


13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 28, 1998. (File Nos. 33-52149 and 811-7141)


14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed June 10, 1998. (File Nos. 33-52149 and 811-7141)


15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed February 1, 1999. (File Nos. 33-52149 and 811-7141)


16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed March 31, 1999. (File Nos. 33-52149 and 811-7141)


17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed March 31, 2000. (File Nos. 33-52149 and 811-7141)


18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed November 27, 2000. (File Nos. 33-52149 and 811-7141)


19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed January 31, 2003. (File Nos. 33-52149 and 811-7141)


20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed January 29, 2002. (File Nos. 33-52149 and 811-7141)


21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed January 29, 2002. (File Nos. 33-52149 and 811-7141)


22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed March 28, 28, 2003. (File Nos. 33-52149 and 811-7141)


23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed February 2, 2004. (File Nos. 33-52149 and 811-7141)


24. Response is incorporated by reference to Registrant's Form N-14 filed July 23, 2004. (File Nos. 333-117623 and 811-7141)


Item 17.  Undertakings


      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



                                  SIGNATURES

    As required by the Securities Act of 1933, the Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, and the Commonwealth of Pennsylvania on February 23, 2005.

                                    FEDERATED WORLD INVESTMENT SERIES, INC.
                                          By: /s/ Todd Zerega
                                          Todd Zerega
                                          Assistant Secretary
                                          February 23, 2005


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

    NAME                            TITLE                         DATE
------------------------      ------------------------        ----------
By: /s/ Todd Zerega               Attorney In Fact          February 23, 2005
    Todd Zerega                   For the Persons
    ASSISTANT SECRETARY           Listed Below

NAME                          TITLE

John F. Donahue*              Chairman and Director

Richard B. Fisher*            Vice Chairman

Stephen F. Auth*              Chief Investment Officer

William D. Dawson III*        Chief Investment Officer

J. Christopher Donahue*       President and Director
                              (Principal Executive Officer)
Richard J. Thomas*            Treasurer
                              (Principal Financial Officer)
Thomas G. Bigley*             Director

John T. Conroy, Jr.*          Director

Nicholas P. Constantakis*     Director

John F. Cunningham*           Director

Lawrence D. Ellis, M.D.*      Director

Peter E. Madden*              Director

Charles F. Mansfield, Jr.*    Director

John E. Murray, Jr.*          Director

Marjorie P. Smuts*            Director

John S. Walsh*                Director

*  By Power of Attorney